Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Callable FHLB advances) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 52,900,000	$ 87,740,058
Amount of Additional Borrowing Capacity	195,700,000	167,900,000
Federal Home Loan Bank Advances November 23, 2005 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000
Advances from FHLB, Interest Rate at Period End	3.933%
Federal Home Loan Bank Advances July 11, 2006 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000
Advances from FHLB, Interest Rate at Period End	4.80%
Federal Home Loan Bank Advances November 29, 2006 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	5,000,000
Advances from FHLB, Interest Rate at Period End	4.025%
Federal Home Loan Bank Advances May 24, 2007 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	7,900,000
Advances from FHLB, Interest Rate at Period End	4.375%
Federal Home Loan Bank Advances July 25, 2007 [Member]
Schedule of Federal Home Loan Bank Advances [Line Items]
Advances From FHLB	$ 5,000,000
Advances from FHLB, Interest Rate at Period End	4.396%